UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2009
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Arrowgrass Capital Partners (US) LP
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Address:    245 Park Avenue
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            New York, New York 10167
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Form 13F File Number:  028-13317
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
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Title:     Director of the General Partner
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Phone:     +1 (345) 949-9900
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Signature, Place, and Date of Signing:

     /s/ Sean Flynn          Cayman Islands             August 10, 2009
------------------------   -----------------------  -------------------------
      [Signature]             [City/State]                   [Date}



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        36
                                               -------------

Form 13F Information Table Value Total:        $323,056
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                                                (thousands)


List of Other Included Managers:  None


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                                                                                        Form 13F Information Table

             COLUMN 1           COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7           COLUMN 8
             --------             --------      --------  --------   ----------------- ---------  --------  ------------------------
                                                           Value     Shrs or  SH/ PUT/ Investment  Other    Voting   Authority
          Name of Issuer       Title of Class    Cusip    (X$1000)   Prn Amt  PRN CALL Discretion Managers   Sole      Shared   None
          --------------       --------------   --------  -------- ---------- --- ---- ---------- --------   ----    ---------  ----

2020 CHINACAP ACQUIRCO INC          COM         90212G109   3,334     428,500  SH        SOLE                428,500
ALTERNATIVE ASSET MGMT ACQU         COM         02149U101   1,002     102,600  SH        SOLE                102,600
ALYST ACQUISTION CORP               COM         02263A105   1,311     285,542  SH        SOLE                285,542
ARVINMERITOR INC               NOTE 4.000% 2/1  043353AH4   2,071       5,000 PRN        SOLE                  5,000
ARVINMERITOR INC               NOTE 4.625% 3/0  043353AF8   2,353       5,000 PRN        SOLE                  5,000
ASIA SPECIAL SIT ACQST CORP         SHS         G0538M105   4,090     426,533  SH        SOLE                426,533
ATLAS ACQUISITION HLDGS CORP        COM         049162100   3,384     350,300  SH        SOLE                350,300
BPW ACQUISITION CORP                COM         055637102   1,844     192,500  SH        SOLE                192,500
BRANDYWINE OPER PARTNERSHIP    NOTE 3.875%10/1  105340AH6   4,428       5,000 PRN        SOLE                  5,000
CAPITOL ACQUISITION CORP DEL        COM         14055E104   4,018     412,500  SH        SOLE                412,500
CITIGROUP INC                       COM         172967101  37,125  12,500,000  SH  PUT   SOLE             12,500,000
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2  26,344      37,500 PRN        SOLE                 37,500
ENTERPRISE ACQUISITION CORP         COM         29365R108     269      27,600  SH        SOLE                 27,600
GHL ACQUISITION CORP                COM         36172H108   8,202     836,962  SH        SOLE                836,962
GLOBAL BRANDS ACQUISITION CO        COM         378982102   8,483     870,904  SH        SOLE                870,904
GLOBAL CONSUMER ACQST CORP          COM         378983100     190      19,650  SH        SOLE                 19,650
GOLDEN POND HEALTHCARE INC          COM         38116J109      79      10,299  SH        SOLE                 10,299
HICKS ACQUISITION CO I INC          COM         429086309  12,595   1,313,300  SH        SOLE              1,313,300
HIGHLANDS ACQUISITION CORP          COM         430880104  11,701   1,200,084  SH        SOLE              1,200,084
INTER ATLANTIC FINANCIAL INC        COM         45890H100   3,373     433,000  SH        SOLE                433,000
JETBLUE AIRWAYS CORP          DBCV 6.750%10/1   477143AF8   2,085       2,000 PRN        SOLE                  2,000
JETBLUE AIRWAYS CORP          DBCV 6.750%10/1   477143AG6   8,516       8,130 PRN        SOLE                  8,130
KBL HEALTHCARE ACQUIS CORP I        COM         48241N107   3,713     479,700  SH        SOLE                479,700
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1   549463AG2   9,455      10,000 PRN        SOLE                 10,000
NRDC ACQUISITION CORP               COM         62941R102   6,476     668,300  SH        SOLE                668,300
OVERTURE ACQUISITION CORP           SHS         G6830P100     243      25,100  SH        SOLE                 25,100
PG&E CORP                     NOTE 9.500% 6/3   69331CAD0 116,546      45,156 PRN        SOLE                 45,156
PROSPECT ACQUISITION CORP           COM         74347T103   2,901     300,000  SH        SOLE                300,000
SANTA MONICA MEDIA CORP             COM         802501106   6,384     800,000  SH        SOLE                800,000
SAPPHIRE INDUSTRIALS CORP           COM         80306T109   4,030     412,500  SH        SOLE                412,500
SP ACQUISITION HOLDINGS INC         COM         78470A104   3,076     317,800  SH        SOLE                317,800
SPORTS PPTYS ACQUISITION COR        COM         84920F107   3,993     412,500  SH        SOLE                412,500
TREMISIS ENERGY ACQ CORP II         COM         89472N101   2,718     351,174  SH        SOLE                351,174
TRIAN ACQUISITION I CORP            COM         89582E108   5,868     613,159  SH        SOLE                613,159
TRIPLECROWN ACQUISITION CORP        COM         89677G109  10,214   1,063,980  SH        SOLE              1,063,980
UNITED REFINING ENERGY CORP         COM         911360105     643      65,800  SH        SOLE                 65,800

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